Fees Summary	Jul. 08, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 396,352,000.00
Previously Paid Amount	0.00
Total Fee Amount	60,681.49
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 60,681.49
Narrative - Max Aggregate Offering Price	$ 396,352,000.00
Narrative - Max Aggregate Offering Amount | shares	400,000,000
Final Prospectus	true